                        WELLS FARGO NON-QUALIFIED SELECT
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

                     EFFECTIVE DATE
  RATINGS AGENCY        OF RATING       RATING        BASIS OF RATING
------------------ ------------------ ---------- -------------------------
      Fitch              9/19/02          AA       Claims paying ability




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4072
33-63731